UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  July 31, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund
(Ticker: PSYPX)

SEMI-ANNUAL REPORT
July 31, 2014

Palmer Square Income Plus Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Supplemental Information	22
Expense Example	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Income Plus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS – 94.4%
	ASSET-BACKED SECURITIES – 94.4%
$2,000,000	Acis CLO 2014-3 Ltd. (Cayman Islands) 2.738%, 2/1/20261, 2, 3	$1,903,662
2,000,000	Adams Mill CLO Ltd. (Cayman Islands) 7.227%, 7/15/20261, 2, 3	1,902,000
1,000,000	ALM VI Ltd. (Cayman Islands) 4.981%, 6/14/20231, 2, 3	1,001,774
1,550,000	AMMC CLO XII Ltd. (Cayman Islands) 5.223%, 5/10/20251, 2, 3	1,432,549
	Apidos CLO XI (Cayman Islands)
6,700,000	4.483%, 1/17/20231, 2, 3	6,709,856
2,000,000	4.483%, 1/17/20232, 3	2,002,942
2,760,000	Apidos CLO XIV (Cayman Islands) 3.734%, 4/15/20251, 2, 3	2,660,096
1,750,000	Apidos CLO XV (Cayman Islands) 3.484%, 10/20/20251, 2, 3	1,661,201
6,000,000	Atrium CDO Corp. (Cayman Islands) 6.233%, 10/23/20221, 2, 3	5,998,596
4,000,000	Atrium IX (Cayman Islands) 3.729%, 2/28/20241, 2, 3	3,873,700
3,000,000	Atrium X (Cayman Islands) 3.733%, 7/16/20251, 2, 3	2,902,395
	Avalon IV Capital Ltd. (Cayman Islands)
7,750,000	4.083%, 4/17/20231, 2, 3	7,767,678
2,000,000	5.833%, 4/17/20231, 2, 3	1,999,590
6,000,000	Babson CLO Ltd. (Cayman Islands) 3.680%, 7/12/20251, 3	5,765,190
4,750,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.474%, 5/15/20231, 2, 3	4,759,424
7,000,000	Babson CLO Ltd. 2013-I (Cayman Islands) 3.734%, 4/20/20251, 2, 3	6,788,355
	Battalion CLO Ltd. (Cayman Islands)
2,000,000	3.720%, 4/17/20261, 2, 3	1,892,128
3,000,000	4.970%, 4/17/20261, 2, 3	2,725,488
2,500,000	Birchwood Park CLO Ltd. (Cayman Islands) 7.234%, 7/15/20261, 2, 3	2,377,562
6,000,000	Blue Hill CLO Ltd. (Cayman Islands) 3.734%, 1/15/20261, 2, 3	5,721,306
2,000,000	BlueMountain CLO 2013-2 Ltd. (Cayman Islands) 3.782%, 1/22/20251, 2, 3	1,929,152
	BlueMountain CLO Ltd. (Cayman Islands)
2,250,000	4.225%, 8/16/20221, 2, 3	2,252,770
1,510,000	5.734%, 7/20/20231, 2, 3	1,480,033
4,500,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (Cayman Islands) 6.484%, 7/27/20261, 2, 3	4,352,715

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$7,000,000	Catamaran CLO 2013-1 Ltd. (Cayman Islands) 3.985%, 1/27/20251, 2, 3	$6,795,579
4,510,000	Cent CLO 17 (Cayman Islands) 6.225%, 1/30/20251, 2, 3	4,502,784
2,500,000	CIFC Funding 2011-I Ltd. (Cayman Islands) 3.334%, 1/19/20231, 2, 3	2,494,477
2,000,000	CIFC Funding Ltd. (Cayman Islands) 7.239%, 8/14/20241, 3	1,994,644
2,750,000	Dryden 30 Senior Loan Fund (Cayman Islands) 3.424%, 11/15/20251, 2, 3	2,602,080
	Dryden Senior Loan Fund (Cayman Islands)
3,800,000	4.234%, 1/15/20221, 2, 3	3,838,923
1,750,000	7.234%, 7/17/20231, 2, 3	1,750,000
2,520,000	7.234%, 7/17/20231, 2, 3	2,504,376
5,750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) 6.124%, 11/15/20231, 2, 3	5,731,721
4,100,000	Flatiron CLO 2011-1 Ltd. (Cayman Islands) 3.834%, 1/15/20231, 2, 3	4,070,988
	Flatiron CLO 2013-1 Ltd. (Cayman Islands)
6,000,000	3.833%, 1/17/20261, 2, 3	5,815,386
500,000	5.133%, 1/17/20261, 2, 3	464,724
	Flatiron CLO Ltd. (Cayman Islands)
2,250,000	5.734%, 10/25/20241, 2, 3	2,207,585
4,000,000	3.536%, 7/17/20261, 2, 3	3,794,708
2,000,000	5.236%, 7/17/20261, 2, 3	1,866,472
2,600,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.234%, 4/20/20231, 2, 3	2,592,587
	Greywolf CLO II Ltd. (Cayman Islands)
4,700,000	4.064%, 4/15/20251, 2, 3	4,611,419
500,000	4.934%, 4/15/20251, 2, 3	458,252
	Greywolf CLO III Ltd. (Cayman Islands)
3,000,000	2.277%, 4/22/20261, 2, 3	2,974,923
5,000,000	3.827%, 4/22/20261, 2, 3	4,837,500
1,000,000	5.977%, 4/22/20261, 2, 3	918,259
2,100,000	Greywolf CLO Ltd. (Cayman Islands) 5.327%, 4/22/20261, 2, 3	1,951,024
3,000,000	Highbridge Loan Management 2013-2 Ltd. (Cayman Islands) 3.934%, 10/20/20241, 2, 3	2,899,917
2,000,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 3.931%, 3/14/20221, 2, 3	2,000,130
3,250,000	ING IM CLO 2012-2 Ltd. (Cayman Islands) 6.334%, 10/15/20221, 2, 3	3,257,956
	Jamestown CLO I Ltd. (Cayman Islands)
1,810,000	4.223%, 11/5/20241, 2, 3	1,798,617

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,860,000	5.723%, 11/5/20241, 2, 3	$2,778,745
1,000,000	Jamestown CLO II Ltd. (Cayman Islands) 5.982%, 1/22/20251, 2, 3	975,387
1,000,000	Jamestown CLO III Ltd. (Cayman Islands) 3.534%, 1/15/20261, 2, 3	945,270
5,000,000	Jamestown CLO IV Ltd. (Cayman Islands) 3.734%, 7/15/20261, 2, 3	4,734,755
2,250,000	Limerock CLO II Ltd. (Cayman Islands) 3.734%, 4/18/20261, 2, 3	2,104,515
2,950,000	Madison Park Funding Ltd. (Cayman Islands) 2.431%, 4/22/20221, 3	2,948,531
5,000,000	Madison Park Funding XIV Ltd. (Cayman Islands) 4.789%, 7/20/20261, 3	4,770,000
5,000,000	Marathon CLO Ltd. (Cayman Islands) 2.274%, 5/13/20251, 2, 3	4,930,600
4,500,000	Marine Park CLO Ltd. (Cayman Islands) 5.976%, 5/18/20231, 2, 3	4,427,046
1,500,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 3.534%, 4/12/20241, 2, 3	1,409,231
3,000,000	Mountain View Funding CLO 2006-1 Ltd. (Cayman Islands) 4.634%, 4/15/20191, 2, 3	2,916,867
5,000,000	Neuberger Berman CLO Ltd. (Cayman Islands) 6.484%, 7/25/20231, 3	5,000,000
	Neuberger Berman CLO XV (Cayman Islands)
2,000,000	3.484%, 10/15/20251, 2, 3	1,881,688
2,000,000	4.834%, 10/15/20251, 2, 3	1,804,980
500,000	Neuberger Berman CLO XVI Ltd. (Cayman Islands) 3.584%, 4/15/20261, 2, 3	471,118
2,000,000	Neuberger Berman CLO XVII Ltd. (Cayman Islands) 3.781%, 8/4/20251, 2, 3	1,895,400
4,000,000	OCP CLO 2012-1 Ltd. (Cayman Islands) 3.730%, 3/22/20231, 2, 3	4,009,872
1,000,000	OHA Credit Partners VII Ltd. (Cayman Islands) 4.229%, 11/20/20231, 2, 3	1,002,233
3,500,000	OHA Loan Funding 2013-1 Ltd. (Cayman Islands) 3.833%, 7/23/20251, 2, 3	3,398,720
1,500,000	OZLM Funding III Ltd. (Cayman Islands) 5.232%, 1/22/20251, 2, 3	1,383,644
1,750,000	OZLM Funding IV Ltd. (Cayman Islands) 3.432%, 7/22/20251, 2, 3	1,636,175
	OZLM Funding Ltd. (Cayman Islands)
5,000,000	5.232%, 7/22/20231, 2, 3	5,067,060
3,000,000	4.586%, 10/30/20231, 2, 3	3,012,078

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,500,000	OZLM Funding V Ltd. (Cayman Islands) 3.733%, 1/17/20261, 2, 3	$3,332,045
5,000,000	OZLM VI Ltd. (Cayman Islands) 3.730%, 4/17/20261, 2, 3	4,750,650
3,000,000	OZLM VII Ltd. (Cayman Islands) 3.855%, 7/17/20261, 2, 3	2,859,435
5,000,000	Race Point V CLO Ltd. (Cayman Islands) 6.231%, 12/15/20221, 2, 3	5,030,910
3,000,000	Seneca Park CLO Ltd. (Cayman Islands) 3.724%, 7/17/20261, 2, 3	2,882,382
3,250,000	Sudbury Mill CLO Ltd. (Cayman Islands) 3.733%, 1/17/20261, 2, 3	3,099,756
1,650,000	Symphony CLO VII Ltd. (Cayman Islands) 3.435%, 7/28/20211, 2, 3	1,651,534
2,950,000	Symphony CLO X Ltd. (Cayman Islands) 5.483%, 7/23/20231, 2, 3	2,958,124
	TICP CLO I Ltd. (Cayman Islands)
3,000,000	3.534%, 4/26/20261, 2, 3	2,817,975
1,500,000	4.734%, 4/26/20261, 2, 3	1,333,518
3,000,000	TICP CLO II Ltd. (Cayman Islands) 4.734%, 7/26/20261, 2, 3	2,795,040
5,000,000	Trinitas CLO Ltd. (Cayman Islands) 2.203%, 4/15/20261, 2, 3	4,886,255
3,000,000	Venture X CLO Ltd. (Cayman Islands) 3.879%, 2/28/20241, 2, 3	2,888,157
4,000,000	Voya CLO 2014-2 Ltd. (Cayman Islands) 3.527%, 7/17/20261, 2, 3	3,776,736
3,550,000	West CLO 2012-1 Ltd. (Cayman Islands) 6.725%, 10/30/20231, 2, 3	3,560,259
5,500,000	West CLO 2013-1 Ltd. (Cayman Islands) 5.123%, 11/7/20251, 2, 3	5,021,373
2,000,000	West CLO Ltd. (Cayman Islands) 3.683%, 7/18/20261, 2, 3	1,879,640
		279,622,897
	TOTAL BONDS (Cost $279,515,482)	279,622,897

	TOTAL INVESTMENTS – 94.4% (Cost $279,515,482)	279,622,897
	Other Assets in Excess of Liabilities – 5.6%	16,584,076

	TOTAL NET ASSETS – 100.0%	$296,206,973

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

2	Callable.
3	Variable, floating or step rate security.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Pay/a					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
AK Steel Corp.	Pay	5.00%	9/20/19		$1,000,000	$15,000	$(37,897)
Alcoa, Inc.	Pay	1.00	9/20/19		1,500,000	24,762	10,582
Markit CDX.NA
High Yield Series 22 Index	Receive	5.00	6/20/19		742,500	50,935	3,574
Staples, Inc.	Pay	1.00	9/20/19		1,500,000	100,759	(64)
SunGard Data Systems, Inc.	Receive	5.00	6/20/19		1,500,000	141,018	10,297
SUPERVALU, Inc.	Pay	5.00	6/20/19		1,000,000	(54,059)	(42,901)
Talisman Energy, Inc.	Pay	1.00	9/20/19		1,500,000	(2,961)	(3,684)
United States Steel Corp.	Pay	5.00	9/20/19		1,000,000	(36,702)	(47,599)
TOTAL SWAP CONTRACTS						$238,752	$(107,692)

a
If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

SWAPTIONS
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty/	Buy/Sell	Exercise	Expiration		Notional		Market
Description	Protection	Price	Date	Ccy	Amount	Premium	Value
J.P. Morgan
Markit CDX.NA.HY.22
Put - 5 Year Index	Sell	$109.50	8/20/14		$2,970,000	$(48,708)	$(89,869)
TOTAL SWAPTIONS						$(48,708)	$(89,869)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SUMMARY OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Total Asset-Backed Securities	94.4%
Total Investments	94.4%
Other Assets in Excess of Liabilities	5.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of July 31, 3014 (Unaudited)

Assets:
Investments, at value (cost $279,515,482)	$279,622,897
Cash	33,439,044
Cash held by broker	1,450,000
Receivables:
Investment securities sold	742,500
Fund shares sold	1,253,197
Premiums paid on open swap contracts	332,474
Unrealized appreciation on open swap contracts	24,453
Dividends and interest	1,322,910
Prepaid offering costs	15,867
Prepaid expenses	45,286
Total assets	318,248,628

Liabilities:
Written swaptions contracts, at value (proceeds $48,708)	89,869
Payables:
Investment securities purchased	21,499,555
Fund shares redeemed	14,970
Premiums received on open swap contracts	93,722
Unrealized depreciation on open swap contracts	132,145
Advisory fees	159,470
Shareholder servicing fees (Note 6)	3,630
Fund administration fees	22,778
Auditing fees	7,604
Offering costs	4,053
Transfer agent fees and expenses	3,215
Fund accounting fees	3,015
Chief Compliance Officer fees	802
Custody fees	57
Accrued other expenses	6,770
Total liabilities	22,041,655

Net Assets	$296,206,973

See accompanying Notes to Financial Statements

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of July 31, 3014 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$295,436,497
Accumulated net investment income	866,949
Accumulated net realized loss on investments, swap contracts and swaptions contracts	(55,035)
Net unrealized appreciation (depreciation) on:
Investments	107,415
Swap contracts	(107,692)
Swaptions contracts	(41,161)
Net Assets	$296,206,973

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$296,206,973
Shares of beneficial interest issued and outstanding	29,613,023
Offering and redemption price per share	$10.00

See accompanying Notes to Financial Statements

Palmer Square Income Plus Fund
STATEMENT OF OPERATIONS
For the Period February 28, 2014* through July 31, 2014 (Unaudited)

Investment Income:
Interest	$3,999,298
Total investment income	3,999,298

Expenses:
Advisory fees	576,052
Administration fees	74,106
Fund accounting fees	18,382
Offering costs	11,452
Registration fees	9,885
Transfer agent fees and expenses	9,728
Auditing fees	7,604
Custody fees	7,065
Shareholder servicing fees (Note 6)	6,331
Legal fees	6,288
Miscellaneous	3,865
Trustees' fees and expenses	2,515
Brokerage expense	2,360
Chief Compliance Officer fees	2,061
Shareholder reporting fees	1,986
Insurance fees	503
Total expenses	740,183
Net investment income	3,259,115

Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Swaptions Contracts
Net realized gain (loss) on:
Investments	16,401
Swap contracts	(89,025)
Swaptions contracts	17,589
Net realized loss	(55,035)
Net change in unrealized appreciation/depreciation on:
Investments	(900,649)
Swap contracts	(107,692)
Swaptions contracts	(41,161)
Net change in unrealized appreciation/depreciation	(1,049,502)
Net realized and unrealized loss on investments, swap contracts and swaptions contracts	(1,104,537)

Net Increase in Net Assets from Operations	$2,154,578

*	Commencement of operations.

See accompanying Notes to Financial Statements

Palmer Square Income Plus Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
February 28, 2014*
through
July 31, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,259,115
Net realized loss on investments, swap contracts and swaptions contracts	(55,035)
Net change in unrealized appreciation/depreciation on investments,
swap contracts and swaptions contracts	(1,049,502)
Net increase in net assets resulting from operations	2,154,578

Distributions to Shareholders:
From net investment income:	(2,392,166)
Total distributions to shareholders	(2,392,166)

Capital Transactions:
Net proceeds from shares sold	207,389,391
Capital issued in connection with reorganization of private fund (Note 1)	94,313,788
Reinvestment of distributions	2,329,154
Cost of shares redeemed	(7,587,772)
Net increase in net assets from capital transactions	296,444,561

Total increase in net assets	296,206,973

Net Assets:
Beginning of period	−
End of period	$296,206,973

Accumulated net investment income	$866,949

Capital Share Transactions:
Shares sold	20,709,796
Shares issued in connection with reorganization of private fund (Note 1)	9,428,446
Shares reinvested	233,273
Shares redeemed	(758,492)

Net increase in capital share transactions	29,613,023

*	Commencement of operations.
1	Net of redemption fee proceeds of $14,911.

See accompanying Notes to Financial Statements

Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period February 28, 2014* through July 31, 2014 (Uaudited)

Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.13
Net realized and unrealized loss on investments	(0.04)
Total from investment operations	0.09
Less Distributions:
From net investment income	(0.09)
Total distributions	(0.09)

Redemption fee proceeds1	−	2

Net asset value, end of period	$10.00

Total return5	0.88	%3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$296,207

Ratio of expenses to average net assets (including brokerage expense)	0.70	%4
Ratio of net investment income to average net assets (including brokerage expense)	3.10	%4
Portfolio turnover rate	10	%3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”).  This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014.  Cash and the investment portfolio of the Private Funds with a fair value of $93,730,031 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

The Fund incurred offering costs of approximately $34,953, which are being amortized over a one-year period from February 28, 2014 (commencement of operations).

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.  In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes.  A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value.  The notional value will be used to segregate liquid assets for selling protection on credit default swaps.  If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.  The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Transactions in written swaptions contracts for the period February 28, 2014 (commencement of operations) through July 31, 2014 were as follows:

	Notional Value of Contracts	Premiums Received
Outstanding at February 28, 2014 (commencement of operations)	-	$-
Written	9,955,000	136,151
Terminated in closing purchasing transactions	(4,485,000)	(80,018)
Expired	(2,500,000)	(7,425)
Exercised	-	-
Outstanding at July 31, 2014	2,970,000	$48,708

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period February 28, 2014 (commencement of operations) through July 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.55% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization  and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the Fund's average daily net assets until May 31, 2015.

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  JP Morgan Chase Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period February 28, 2014 (commencement of operations) through July 31, 2014, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period February 28, 2014 (commencement of operations) through July 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At July 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$279,515,482

Gross unrealized appreciation	$856,407
Gross unrealized depreciation	(748,992)

Net unrealized appreciation on investments	$107,415

Note 5 – Investment Transactions
For the period February 28, 2014 (commencement of operations) through July 31, 2014, purchases and sales of investments, excluding short-term investments, swaptions and swap contracts, were $209,635,219 and $21,912,150 respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.  The Shareholder Service Plan was effective July 1, 2014.

For the period July 1, 2014 through July 31, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 180 days of purchase.  Prior to March 14, 2014, the Fund imposed a redemption fee of 2.00% of the total redemption amount within 90 days of purchase and a redemption fee of 1.00% within 91 to 180 days of purchase.  For the period February 28, 2014 (commencement of operations) through July 31, 2014, the Fund received $14,911 in redemption fees.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3*	Total
Assets
Investments
Bonds**	$-	$279,622,897	$-	$279,622,897
Other Financial Instruments***
Credit Default Swaps	-	24,453	-	24,453
Total Assets	$-	$279,647,350	$-	$279,647,350
Liabilities
Other Financial Instruments***
Credit Default Swaps	$-	$132,145	$-	$132,145
Credit Default Swaptions on Credit Indices	-	89,869	-	89,869
Total Liabilities	$-	$222,014	$-	$222,014

*	The Fund did not hold any Level 1 or Level 3 securities at period end.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of July 31, 2014 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Unrealized appreciation on open swap contracts	$24,453	$-	$-	$-	$24,453
	$24,453	$-	$-	$-	$24,453

Liabilities
Written swaptions contracts, at value	$89,869	$-	$-	$-	$89,869
Unrealized depreciation on open swap contracts	132,145	-	-	-	132,145
	$222,014	$-	$-	$-	$222,014

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the period ended July 31, 2014 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$(89,025)	$-	$-	$-	$(89,025)
Swaptions contracts	17,589	-	-	-	17,589
	$(71,436)	$-	$-	$-	$(71,436)
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap contracts	$(107,692)	$-	$-	$-	$(107,692)
Swaptions contracts	(41,161)	-	-	-	(41,161)
	$(148,853)	$-	$-	$-	$(148,853)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2014 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	$24,453	$(24,453)	$-	$-
Written swaptions contracts, at fair value – liability payable	89,869	-	(89,869)	-
Unrealized depreciation on open swap contacts – liability payable	132,145	(24,453)	(107,692)	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance.  The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Palmer Square Income Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on December 4-5, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) with respect to the Palmer Square Income Plus Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information about the Investment Advisor’s compliance policies and procedures and code of ethics; and reports comparing the proposed advisory fee and the estimated total expense ratio of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its multisector bond fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board noted its familiarity with Palmer Square as the investment advisor of three other series of the Trust.  The Board considered the performance of two private funds (which commenced on February 15, 2013, and August 1, 2013) managed by the Investment Advisor using the same strategies it would use to manage the Fund (the “Private Funds”), which performance was included in the Fund’s initial prospectus filed with the SEC.  The Trustees noted that the returns for each Private Fund (net of fees) for the period from the fund’s inception through October 31, 2013, exceeded the returns of the Barclays U.S. Aggregate Bond Index.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were the same as the median advisory fees of funds in the Expense Universe, and lower than the median advisory fees of funds in the Peer Group. In considering the estimated total expenses to be paid by the Fund, the Board observed that the Fund’s total expense ratio (net of fee waivers) was lower than the Peer Group median but slightly higher (by four basis points) than the Expense Universe median.  The Board noted, however, that the Fund’s estimated asset size in its first year of operations was significantly lower than the average asset size of the funds in the Peer Group.  The Board also considered that the proposed advisory fee for the Fund is within the range of the standard advisory fees charged by the Investment Advisor to the Private Funds.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Palmer Square Income Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $85 million, and noted that the Investment Advisor anticipated waiving a portion of its advisory fee.  The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

Palmer Square Income Plus Fund
EXPENSE EXAMPLE
For the Periods Ended July 31, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 28, 2014 (commencement of operations) to July 31, 2014.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	2/28/14*	7/31/14	2/28/14* – 7/31/14
Actual Performance**	$ 1,000.00	$ 1,008.80	$ 2.99
	2/1/14	7/31/14	2/1/14 – 7/31/14
Hypothetical (5% annual return before expenses)^	1,000.00	1,021.30	3.53

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 0.70%, multiplied by the average account values over the period, multiplied by 154/365 (to reflect the since inception period).  Assumes all dividends and distributions were reinvested.

Palmer Square Income Plus Fund
EXPENSE EXAMPLE
For the Periods Ended July 31, 2014 (Unaudited)

^
Expenses are equal to the Fund’s annualized expense ratios of 0.70%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period).  Assumes all dividends and distributions were reinvested.

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Palmer Square Income Plus Fund
a series of the Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388

Privacy Principles of the Palmer Square Income Plus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Income Plus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Income Plus Fund
 P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/9/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	10/9/2014